Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
25.	TRADE AND OTHER PAYABLES

	As at December 31,
	2023	2022
Trade payables	388,126	670,965
Employee benefits payable	24,091	15,925
Accrual and other payables	1,823,771	632,186
	2,235,988	1,319,076

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at December 31,
	2023	2022
Past due for less than 4 months	388,126	431,202
Past due for over 4 months	-	239,763
	388,126	670,965